Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail) - Benefit Costs	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	0.80%	1.50%
Expected long-term rate of return on plan assets	1.25%	2.50%
Rate of compensation increase	2.00%	2.00%